Risk/Return Detail Data - FidelityManagedRetirementFunds-K6ComboPRO	Sep. 28, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Income Fund
FidelityManagedRetirementFunds-K6ComboPRO | Fidelity Managed Retirement 2035 Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Managed Retirement 2035 Fund℠ /K6
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Managed Retirement 2035 Fund ℠ seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]	secondary objective, capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year , the fund's portfolio turnover rate was 60 % of the average value of its portfolio.
Portfolio Turnover, Rate	60.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement. Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Managed Retirement Income FundSM, approximately 10 to 20 years after the year 2035. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. The Adviser, under normal market conditions, will make investments that are consistent with seeking total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective. As of August 1, 2024, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 30% International Equity Funds 20% International Bond Funds 5% U.S. Investment Grade Bond Funds 30% Long-Term Treasury Bond Funds 4% Long-Term Inflation-Protected Bond Funds 8% Short-Term Inflation-Protected Bond Funds 1% Short-Term Funds 3% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class. The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Designed for investors at or around age 60 and above who turned or will turn age 70 in or within a few years of 2035 (horizon date) and plan to gradually withdraw the value of their account in the fund over time. The fund's investment objective is intended to support a withdrawal strategy to provide investors with income in retirement. Please contact Fidelity or your investment professional for more information. When the neutral asset allocation of a fund matches Fidelity Managed Retirement Income Fund's neutral asset allocation (approximately 10 to 20 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Managed Retirement Income Fund SM , without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Managed Retirement Income Fund SM .
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time . The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time .
Performance Availability Website Address [Text]	www.401k.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	5.16%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	9.06%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return	(3.73%)
Performance Table Heading	Average Annual Returns
Performance Table Market Index Changed	Effective February 2, 2024, the fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index rather than the S&P 500 ® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.
FidelityManagedRetirementFunds-K6ComboPRO | Fidelity Managed Retirement 2035 Fund | Fidelity Managed Retirement 2035 Fund - Class K6
Risk/Return:
Management fee	0.28%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.28%
1 year	$ 29
3 years	90
5 years	157
10 years	$ 356
Annual Return, Inception Date	Dec. 15, 2022
2023	13.51%
FidelityManagedRetirementFunds-K6ComboPRO | Fidelity Managed Retirement 2035 Fund | Return Before Taxes | Fidelity Managed Retirement 2035 Fund - Class K6
Risk/Return:
Label	Class K6
Past 1 year	13.51%
Since Inception	11.06%	[1]
FidelityManagedRetirementFunds-K6ComboPRO | Fidelity Managed Retirement 2035 Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Since Inception	2.91%
FidelityManagedRetirementFunds-K6ComboPRO | Fidelity Managed Retirement 2035 Fund | IXUHT
Risk/Return:
Label	Fidelity Managed Retirement 2035 Composite Index℠
Past 1 year	13.49%
Since Inception	10.85%
FidelityManagedRetirementFunds-K6ComboPRO | Fidelity Managed Retirement 2035 Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Since Inception	23.40%

[1]	A From December 15, 2022 .